Available for Sale Equity Securities (Detail) - USD ($) $ in Millions	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	$ 55	$ 55	$ 59
Unrealized gains	10	28	21
Unrealized (losses)	(20)	(5)	(9)
Fair value	$ 45	$ 78	$ 71